Goodwill (Details) (USD $) In Millions	12 Months Ended
	May 31, 2011	May 31, 2010
Goodwill [Line Items]
Ending balance	$ 1,829.8	$ 1,763.2
Goodwill determined to be tax deductible	189.6
Phosphates Segment [Member]
Goodwill [Line Items]
Beginning balance	537.2	537.2
Foreign currency translation	0	0
Write off related to sale of business	(2.5)
Ending balance	534.7	537.2
Potash Segment [Member]
Goodwill [Line Items]
Beginning balance	1,226.0	1,196.9
Foreign currency translation	69.1	29.1
Write off related to sale of business	0
Ending balance	$ 1,295.1	$ 1,226.0